IMPACTS ON APPLICATION OF NEW STANDARDS - Right of use assets (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, lease		$ 1,692,116
Net impact on retained earnings (decrease)		$ 0	$ 0	$ 0
Adoption of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, lease	$ 1,572,446
Net impact on retained earnings (decrease)	184,248
Adoption of IFRS 16 | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, lease	1,487,175
Adoption of IFRS 16 | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, lease	34,956
Adoption of IFRS 16 | Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, lease	49,736
Adoption of IFRS 16 | Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, lease	$ 579